Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	$ 1,921,650	$ 2,276,136
Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	1,677,025	1,934,588
Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	2,248,382	28,477,618
Total [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability		32,688,342
Level 1 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	1,921,650	2,276,136
Level 1 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Level 1 [Member] | Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Level 1 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability		2,276,136
Level 2 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Level 3 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Level 3 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	1,677,025	1,934,588
Level 3 [Member] | Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	$ 2,248,382	28,477,618
Level 3 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy [Line Items]
Warrant liability		$ 30,412,206